UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.
Institutional Investment Manager Filing this Report:

                        Name:                  W.P. Stewart & Co., Ltd.
                        Address:               Trinity Hall
                                               43 Cedar Avenue, P.O. Box HM 2905
                                               Hamilton, Bermuda HM LX
                        Form 13F File Number:  28-1432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael W. Stamm, Esq.
Title:   General Counsel and Assistant Secretary
Phone:   212-750-8585

Signature,                     Place,                and Date of Signing:


/s/ Michael W. Stamm           New York, NY          6 May, 2003

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager(s).)


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

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0
                                           ---------------------
Form 13F Information Table Entry Total:                       31
                                           ---------------------
Form 13F Information Table Value Total:                6,892,811
                                           ---------------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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

FORM 13F INFORMATION TABLE
Reporting Manager: W.P. Stewart & Co., Ltd.

Date: As of 03/31/03

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT       OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP    (x$1000) PRN AMT  PRN CALL DSCRETN      MANAGERS   SOLE    SHARED    NONE
----------------------------    --------------   -----    -------- -------  --- ---- -------      --------   ----    ------    ----
AMGEN CORP                      COMMON STOCK   031162100    33916    589324  SH      SOLE                    589324
ANHEUSER BUSCH COMPANIES INC    COMMON STOCK   035229103   348699   7481196  SH      SOLE                   7481196
AUTOMATIC DATA PROCESSING INC   COMMON STOCK   053015103   147949   4805100  SH      SOLE                   4805100
CINTAS CORP                     COMMON STOCK   172908105    42677   1297184  SH      SOLE                   1297184
COCA-COLA CO                    COMMON STOCK   191216100   432613  10687091  SH      SOLE                  10687091
COSTCO WHOLESALE CORP-NEW       COMMON STOCK   22160K105    93741   3121587  SH      SOLE                   3121587
DELL COMPUTER CORP              COMMON STOCK   247025109   320561  11737855  SH      SOLE                  11737855
FIRST DATA CORP                 COMMON STOCK   319963104   629756  17015823  SH      SOLE                  17015823
FOREST LABORATORIES INC         COMMON STOCK   345838106    70035   1297664  SH      SOLE                   1297664
GENERAL ELECTRIC CO             COMMON STOCK   369604103     1460     57243  SH      SOLE                     57243
HOME DEPOT INC                  COMMON STOCK   437076102   258465  10610220  SH      SOLE                  10610220
JOHNSON & JOHNSON               COMMON STOCK   478160104   624422  10790075  SH      SOLE                  10790075
KELLOGG CO                      COMMON STOCK   487836108   327917  10698749  SH      SOLE                  10698749
ELI LILLY & CO                  COMMON STOCK   532457108      407      7125  SH      SOLE                      7125
MARRIOTT INTERNATIONAL INC NEW  COMMON STOCK   571903202   101386   3187243  SH      SOLE                   3187243
MEDTRONIC INC                   COMMON STOCK   585055106   188467   4177008  SH      SOLE                   4177008
MERCK & CO INC                  COMMON STOCK   589331107   194275   3546459  SH      SOLE                   3546459
MICROSOFT CORP                  COMMON STOCK   594918104   348094  14378121  SH      SOLE                  14378121
NEW YORK TIMES CO-CL A          COMMON STOCK   650111107   301557   6988565  SH      SOLE                   6988565
NORTHERN TRUST CORP             COMMON STOCK   665859104    44704   1468098  SH      SOLE                   1468098
OMNICOM GROUP INC               COMMON STOCK   681919106    68586   1266118  SH      SOLE                   1266118
PFIZER INC                      COMMON STOCK   717081103    54099   1736169  SH      SOLE                   1736169
STARBUCKS CORP                  COMMON STOCK   855244109   204620   7943315  SH      SOLE                   7943315
STATE STREET CORP               COMMON STOCK   857477103   231053   7304865  SH      SOLE                   7304865
STRYKER CORP                    COMMON STOCK   863667101   136599   1989784  SH      SOLE                   1989784
SYSCO CORP                      COMMON STOCK   871829107   386834  15205729  SH      SOLE                  15205729
TARGET CORP                     COMMON STOCK   87612E106   264025   9023397  SH      SOLE                   9023397
VIACOM INC-CL B FORMLY NON VTG  COMMON STOCK   925524308   212380   5815442  SH      SOLE                   5815442
WAL-MART STORES INC             COMMON STOCK   931142103   106391   2044792  SH      SOLE                   2044792
WALGREEN CO                     COMMON STOCK   931422109   324424  11004901  SH      SOLE                  11004901
WM WRIGLEY JR CO                COMMON STOCK   982526105   392703   6950488  SH      SOLE                   6950488

                                                          6892811                    No. of Other
                                                                                     Managers     0